Allowance for Loan Losses - Past Due Information of the Loan Portfolio by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	$ 2,141	$ 2,507
Loans 90 Days or More Past Due and Non Accrual	4,717	9,480
Total Past Due Loans	6,858	11,987
Current Loans	300,490	317,196
Net loans held for investment	307,348	329,183
Accruing Loans 90 or More Days Past Due
Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	143	98
Loans 90 Days or More Past Due and Non Accrual	204	437
Total Past Due Loans	347	535
Current Loans	47,089	40,855
Net loans held for investment	47,436	41,390
Accruing Loans 90 or More Days Past Due
Real Estate - Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	165	708
Loans 90 Days or More Past Due and Non Accrual	1,064	3,032
Total Past Due Loans	1,229	3,740
Current Loans	94,693	99,564
Net loans held for investment	95,922	103,304
Accruing Loans 90 or More Days Past Due
Other Real Estate Construction [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	145	12
Loans 90 Days or More Past Due and Non Accrual	1,637	2,945
Total Past Due Loans	1,782	2,957
Current Loans	15,801	22,095
Net loans held for investment	17,583	25,052
Accruing Loans 90 or More Days Past Due
Real Estate Construction [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due
Loans 90 Days or More Past Due and Non Accrual
Total Past Due Loans
Current Loans	3,418	3,080
Net loans held for investment	3,418	3,080
Accruing Loans 90 or More Days Past Due
Real Estate - Residential [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	1,426	1,309
Loans 90 Days or More Past Due and Non Accrual	1,564	2,507
Total Past Due Loans	2,990	3,816
Current Loans	84,533	90,216
Net loans held for investment	87,523	94,032
Accruing Loans 90 or More Days Past Due
Home Equity [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	207	162
Loans 90 Days or More Past Due and Non Accrual	248	558
Total Past Due Loans	455	720
Current Loans	44,776	47,797
Net loans held for investment	45,231	48,517
Accruing Loans 90 or More Days Past Due
Consumer Loans [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due	55	218
Loans 90 Days or More Past Due and Non Accrual		1
Total Past Due Loans	55	219
Current Loans	9,568	12,767
Net loans held for investment	9,623	12,986
Accruing Loans 90 or More Days Past Due
Other Loans [Member]
Schedule Of Financial Receivables [Line Items]
Loans 30-89 Days Past Due
Loans 90 Days or More Past Due and Non Accrual
Total Past Due Loans
Current Loans	612	822
Net loans held for investment	612	822
Accruing Loans 90 or More Days Past Due